CHAPTER 11 FILING AND EMERGENCE FROM BANKRUPTCY (Election 1 and Election 2 Notes and Entry into Second and Third Supplemental Indentures) (Narrative) (Details) - USD ($) $ in Thousands			3 Months Ended
	Aug. 05, 2014	Mar. 07, 2003	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Long-term debt			$ 1,143,687	$ 1,286,263	$ 1,623,926
Liabilities subject to compromise				0	0
7.50% Election 1 Notes due 2021 [Member]
Proceeds from convertible debt	$ 6,508
Percentage of cash option	1.00%
Long-term debt					6,508
7.50% Election 2 Notes due 2021 [Member]
Proceeds from convertible debt	$ 138,708
Debt instrument, maturity date			Feb. 15, 2021
Percentage of cash option	3.00%
Long-term debt			$ 292	292	138,708
7.50% Notes due 2024 [Member]
Debt instrument, maturity date		Feb. 15, 2024	Feb. 15, 2024
Long-term debt	$ 784		$ 390	$ 684	$ 784
7.50 % Election 1 and 2 Notes Due 2021 [Member]
Debt instrument, maturity date	Feb. 15, 2021